CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 586,986	$ 840,913	$ 85,688
Restricted cash and cash equivalents	0	4,365	0
Inventory	3,644	0
Accounts receivable, net		0	658
Prepaid in-kind services	6,041	46,271	0
Prepaid expenses and other current assets	13,329	5,368	4,535
Total current assets	610,000	896,917	90,881
Restricted cash and cash equivalents	0	4,000	4,144
Long-term deposits	25,078	17,687	13,276
Property, plant and equipment, net	200,655	71,401	53,378
Intangible assets, net	97,181	50,050	62,513
Investment in affiliates	62,370	8,420	0
Goodwill	5,238	5,238	5,238
Total assets	1,000,522	1,053,713	229,430
Current liabilities
Accounts payable	57,251	29,364	5,113
Accrued expenses and other current liabilities	170,884	18,809	11,425
Finance lease liabilities	24,963	1,070
Term note, current	0	4,100	0
Total current liabilities	253,098	52,273	16,538
Term note		0	4,100
Warrant liability	4,428	7,335
Finance lease liabilities	428	13,956
Other long-term liabilities	34,732	0	12,212
Deferred tax liabilities, net	10	8	1,072
Total liabilities	292,696	73,572	33,922
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of September 30, 2021 and December 31, 2020	0	0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 404,306,242 and 391,041,347 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	40	39	27
Additional paid-in capital	1,799,101	1,540,037	383,961
Accumulated other comprehensive income (loss)	(119)	239	0
Accumulated deficit	(1,091,196)	(560,174)	(188,480)
Total stockholders' equity	707,826	980,141	195,508
Total liabilities and stockholders' equity	$ 1,000,522	$ 1,053,713	$ 229,430